Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiary Companies

As of the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited)	— A BVI company — Incorporated on September 15, 2022 — Issued share capital of US$202 — Investment holding	Wholly owned by the Company
Kamui Development Group Limited	— A Hong Kong company — Incorporated on October 24, 2022 — Issued share capital of HK$1 — Investment holding	Indirectly wholly owned by the Company
KLA-iBotics Holdings Limited	— A BVI company — Incorporated on May 20, 2025 — Issued share capital of nil as no par value — Investment holding	30% owned by the Kamui Development Group Limited
Kamui Cold Chain Engineering & Service Limited	— A Hong Kong company — Incorporated on October 26, 2015 — Issued share capital of HK$100 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Kamui Logistics Automation System Limited	— A Hong Kong company — Incorporated on January 22, 2013 — Issued share capital of HK$10,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited
Jingxing Holdings Limited	— A BVI company — Incorporated on April 29, 2025 — Acquired on May 30, 2025 — Issued share capital of HK$7,000 — Provision of construction and engineering services	Wholly owned by KLA-iBotics Holdings Limited
Jingxing Storage Equipment Engineering (H.K.) Limited	— A Hong Kong company — Incorporated on January 14, 2000 — Acquired on May 30, 2025 — Issued share capital of HK$1,000 — Provision of construction and engineering services	Wholly owned by Jingxing Holdings Limited
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited)	— A Hong Kong company — Incorporated on December 16, 2016 — Issued share capital of HK$1 — Provision of construction and engineering services	Wholly owned by Kamui Development Group Limited
Vincit EngTech Co., Limited	— A Hong Kong company — Incorporated on July 14, 2023 — Issued share capital of HK$1,000 — Provision of construction and engineering services	75% owned by Kamui Cold Chain Engineering & Service Limited
Vincit Build Solution Co., Limited	— A Hong Kong company — Incorporated on May 10, 2023 — Issued share capital of HK$100 — Provision of construction and engineering services	51% owned by Kamui Development Group Limited
Alvin Design and Construction Company Limited	— A Hong Kong company — Incorporated on October 3, 2018 — Acquired on September 11, 2023 — Issued share capital of HK$180,000 — Provision of construction and engineering services	Wholly owned by Vincit Build Solution Co., Limited
Reitar Capital Partners Limited	— A BVI company — Incorporated on May 11, 2020 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by the Company
Reitar Logtech Group Limited	— A Hong Kong company — Incorporated on June 3, 2020 — Issued share capital of HK$100 — Intermediate holding company — Provision of asset and project management services	Wholly owned by Reitar Capital Partners Limited
Name	Background	Ownership
Reitar Cold Chain Limited	— A Hong Kong company — Incorporated on February 26, 2021 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Properties Leasing Limited	— A Hong Kong company — Incorporated on Mar 1, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reithub Consulting Limited	— A Hong Kong company — Incorporated on February 28, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Reitar Asset Management Limited	— A Hong Kong company — Incorporated on June 14, 2022 — Issued share capital of HK$100 — Provision of asset and project management services	Wholly owned by Reitar Logtech Group Limited
Cogen Advisory Limited	— A Hong Kong company — Incorporated on September 1, 2022 — Issued share capital of HK$100 — Provision of professional consultancy services	51% owned by Reitar Logtech Group Limited
Cogen Investment (WS) Limited	— A Hong Kong company — Incorporated on February 1, 2023 — Issued share capital of HK$100 — Provision of professional consultancy services	Wholly owned by Cogen Advisory Limited
Cogen Operation Limited	— A Hong Kong company — Incorporated on September 30, 2022 — Fully acquired on May 15, 2023 — Issued share capital of HK$10,000 — Provision of asset and project management services	Wholly owned by Cogen Advisory Limited
Winner Logistics Network Limited	— A Hong Kong company — Incorporated on August 1, 2024 — Acquired on November 15, 2024 — Issued share capital of HK$10,000 — Provision of asset and project management services	51% owned by Cogen Operation Limited
A.R.E. Holdings Limited	— A BVI company — Incorporated on May 22, 2025 — Issued share capital of USD$100 — Intermediate holding company	51% owned by Reitar Logtech Group Limited
A.R.E. CommTech Limited	— A Hong Kong company — Incorporated on June 2, 2025 — Issued share capital of HK$1 — Provision of asset and project management services	Wholly owned by A.R.E. Holdings Limited
Pine Forest Holdings Limited	— A BVI company — Incorporated on July 9, 2025 — Issued share capital of USD$100 — Intermediate holding company	Wholly owned by Reitar Logtech Group Limited